MONY Variable Account L

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of MONY Life Insurance Company and Policy Owners of MONY Variable Account L:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise MONY Variable Account L (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more MONY Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 20, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

1290 VT GAMCO Small Company Value Portfolio, Class IB

BNY Mellon Stock Index Fund, Inc., Initial Shares

EQ/Aggressive Allocation Portfolio, Class IB

EQ/All Asset Growth Allocation Portfolio, Class IB

EQ/Conservative Allocation Portfolio, Class IB

EQ/Conservative-Plus Allocation Portfolio, Class IB

EQ/Core Plus Bond Portfolio, Class IA

EQ/Intermediate Government Bond Portfolio, Class IA

EQ/JPMorgan Growth Stock Portfolio, Class IB

EQ/Large Cap Growth Managed Volatility Portfolio, Class IB

EQ/Loomis Sayles Growth Portfolio, Class IB

EQ/MFS International Growth Portfolio, Class IB

EQ/Moderate Allocation Portfolio, Class IB

EQ/Moderate-Plus Allocation Portfolio, Class IB

EQ/Money Market Portfolio, Class IA

EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

EQ/PIMCO Ultra Short Bond Portfolio, Class IB

EQ/Quality Bond PLUS Portfolio, Class IB

EQ/Value Equity Portfolio, Class IB

Fidelity VIP Contrafund Portfolio, Service Class

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Core Equity Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Service Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

MFS VIT Utilities Series, Initial Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from June 21, 2024 (date trading commenced) to December 31, 2024.

1290 VT Equity Income Portfolio, Class IB

1290 VT Socially Responsible Portfolio, Class IB

EQ/AB Small Cap Growth Portfolio, Class IB

EQ/Capital Group Research Portfolio, Class IB

EQ/Core Bond Index Portfolio, Class IB

EQ/Global Equity Managed Volatility Portfolio, Class IB

EQ/Janus Enterprise Portfolio, Class IB

EQ/Large Cap Value Index Portfolio, Class IB

EQ/Large Cap Value Managed Volatility Portfolio, Class IB

EQ/Mid Cap Index Portfolio, Class IB

EQ/Mid Cap Value Managed Volatility Portfolio, Class IB

EQ/Small Company Index Portfolio, Class IB

The statement of changes in net assets for the period from January 1, 2024, to June 21, 2024 (date of merger).

1290 VT Equity Income Portfolio, Class IA

1290 VT Socially Responsible Portfolio, Class IA

EQ/AB Small Cap Growth Portfolio, Class IA

EQ/Capital Group Research Portfolio, Class IA

EQ/Core Bond Index Portfolio, Class IA

EQ/Global Equity Managed Volatility Portfolio, Class IA

EQ/Janus Enterprise Portfolio, Class IA

EQ/Large Cap Value Index Portfolio, Class IA

EQ/Large Cap Value Managed Volatility Portfolio, Class IA

EQ/Mid Cap Index Portfolio, Class IA

EQ/Mid Cap Value Managed Volatility Portfolio, Class IA

EQ/Small Company Index Portfolio, Class IA

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Inc., Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB
ASSETS:
Investments at fair value (1)	$1,548,572	$11,492,391	$332,307	$3,502,155	$173,661	$274,234	$4,864,889
Receivable from the Policies	-	-	16	19	-	-	2,689
Receivable from the fund manager	33	276	-	-	6	5	-
Receivable from the Company	-	99,450	-	-	-	7,284	115,439
Total assets	1,548,605	11,592,117	332,323	3,502,174	173,667	281,523	4,983,017

LIABILITIES:
Payable to the Policies	33	276	-	-	6	5	-
Payable to the fund manager	-	-	16	19	-	-	2,689
Payable to the Company	22,770	-	4,440	29,591	2,755	-	-
Total liabilities	22,803	276	4,456	29,610	2,761	5	2,689

NET ASSETS	$1,525,802	$11,591,841	$327,867	$3,472,564	$170,906	$281,518	$4,980,328

Fair value per share (NAV)	$4.90	$76.23	$24.68	$87.15	$14.80	$10.58	$20.44
Shares outstanding in the Separate Account	316,035	150,759	13,465	40,185	11,735	25,921	238,008

(1) Investments in mutual fund shares, at cost	$1,597,959	$7,881,380	$295,327	$2,060,943	$185,411	$276,196	$4,519,236

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative-Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA
ASSETS:
Investments at fair value (1)	$4,555,524	$17,351	$438	$1,381,796	$210,464	$80,873	$590,142
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	220	-	-	67	17	4	51
Receivable from the Company	-	-	4	-	-	-	-
Total assets	4,555,744	17,351	442	1,381,863	210,481	80,877	590,193

LIABILITIES:
Payable to the Policies	220	-	-	67	17	4	51
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	58,121	284	-	14,538	3,453	1,204	6,947
Total liabilities	58,341	284	-	14,605	3,470	1,208	6,998

NET ASSETS	$4,497,403	$17,067	$442	$1,367,258	$207,011	$79,669	$583,195

Fair value per share (NAV)	$37.28	$8.29	$8.30	$9.51	$3.40	$17.13	$9.71
Shares outstanding in the Separate Account	122,198	2,093	53	145,299	61,901	4,721	60,777

(1) Investments in mutual fund shares, at cost	$3,371,328	$18,820	$453	$1,438,168	$233,216	$72,944	$611,889

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Stock Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB
ASSETS:
Investments at fair value (1)	$1,225,832	$10,420,231	$2,074,269	$1,967,217	$330,238	$9,992,226	$2,009,689
Receivable from the Policies	-	-	-	-	-	-	21
Receivable from the fund manager	40	183	86	61	1	283	-
Receivable from the Company	-	276,363	-	-	-	-	29,127
Total assets	1,225,872	10,696,777	2,074,355	1,967,278	330,239	9,992,509	2,038,837

LIABILITIES:
Payable to the Policies	40	183	86	61	1	283	-
Payable to the fund manager	-	-	-	-	-	-	21
Payable to the Company	19,725	-	12,481	32,053	5,383	130,753	-
Total liabilities	19,765	183	12,567	32,114	5,384	131,036	21

NET ASSETS	$1,206,107	$10,696,594	$2,061,788	$1,935,164	$324,855	$9,861,473	$2,038,816

Fair value per share (NAV)	$20.87	$70.06	$32.33	$11.34	$18.20	$12.10	$8.18
Shares outstanding in the Separate Account	58,737	148,733	64,159	173,476	18,145	825,804	245,683

(1) Investments in mutual fund shares, at cost	$1,089,674	$6,705,651	$1,881,048	$1,507,073	$291,394	$7,333,746	$1,779,012

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB
ASSETS:
Investments at fair value (1)	$866,752	$2,029,466	$176,211	$120,409	$2,079,776	$1,144,119	$268,260
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	27	47	3	2	39	44	22
Receivable from the Company	-	-	-	987	-	-	-
Total assets	866,779	2,029,513	176,214	121,398	2,079,815	1,144,163	268,282

LIABILITIES:
Payable to the Policies	27	47	3	2	39	44	22
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	14,077	30,490	761	-	282,552	16,986	4,369
Total liabilities	14,104	30,537	764	2	282,591	17,030	4,391

NET ASSETS	$852,675	$1,998,976	$175,450	$121,396	$1,797,224	$1,127,133	$263,891

Fair value per share (NAV)	$16.00	$15.28	$12.12	$9.65	$1.00	$9.34	$9.87
Shares outstanding in the Separate Account	54,172	132,818	14,539	12,478	2,079,776	122,497	27,179

(1) Investments in mutual fund shares, at cost	$710,293	$1,863,031	$192,457	$128,720	$2,080,966	$1,372,023	$269,581

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I
ASSETS:
Investments at fair value (1)	$480,301	$168,212	$211,959	$5,357,370	$1,298,175	$169,022	$155,936
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	8	2	2	114	75	2	36
Receivable from the Company	-	-	-	-	-	-	-
Total assets	480,309	168,214	211,961	5,357,484	1,298,250	169,024	155,972

LIABILITIES:
Payable to the Policies	8	2	2	114	75	2	36
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1,967	2,760	3,477	19,237	21,113	2,773	2,480
Total liabilities	1,975	2,762	3,479	19,351	21,188	2,775	2,516

NET ASSETS	$478,334	$165,452	$208,482	$5,338,133	$1,277,062	$166,249	$153,456

Fair value per share (NAV)	$7.78	$12.39	$24.07	$59.33	$15.16	$28.04	$27.22
Shares outstanding in the Separate Account	61,735	13,576	8,806	90,298	85,632	6,028	5,729

(1) Investments in mutual fund shares, at cost	$524,982	$150,522	$169,097	$3,544,859	$1,240,152	$149,181	$126,728

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Core Equity Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares
ASSETS:
Investments at fair value (1)	$134,793	$633,126	$280,298	$26,506	$1,004,791	$2,613,294	$2,002,367
Receivable from the Policies	3	-	-	-	-	-	-
Receivable from the fund manager	-	6	9	-	17	47	15
Receivable from the Company	-	-	-	-	-	-	37,611
Total assets	134,796	633,132	280,307	26,506	1,004,808	2,613,341	2,039,993

LIABILITIES:
Payable to the Policies	-	6	9	-	17	47	15
Payable to the fund manager	3	-	-	-	-	-	-
Payable to the Company	2,202	10,388	4,503	398	13,328	15,232	-
Total liabilities	2,205	10,394	4,512	398	13,345	15,279	15

NET ASSETS	$132,591	$622,738	$275,795	$26,108	$991,463	$2,598,062	$2,039,978

Fair value per share (NAV)	$11.79	$36.30	$29.89	$25.69	$55.86	$83.58	$59.42
Shares outstanding in the Separate Account	11,433	17,441	9,378	1,032	17,988	31,267	33,699

(1) Investments in mutual fund shares, at cost	$101,291	$605,245	$247,329	$20,045	$603,890	$1,964,814	$1,379,287

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                                       (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	MFS VIT Utilities Series, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
ASSETS:
Investments at fair value (1)	$695,965	$2,563,498	$510,389	$314,639	$229,320
Receivable from the Policies	-	-	-	-	-
Receivable from the fund manager	107	78	10	10	17
Receivable from the Company	-	-	-	-	-
Total assets	696,072	2,563,576	510,399	314,649	229,337

LIABILITIES:
Payable to the Policies	107	78	10	10	17
Payable to the fund manager	-	-	-	-	-
Payable to the Company	11,184	248	8,185	5,096	3,736
Total liabilities	11,291	326	8,195	5,106	3,753

NET ASSETS	$684,781	$2,563,250	$502,204	$309,543	$225,584

Fair value per share (NAV)	$51.87	$79.67	$53.02	$37.73	$9.96
Shares outstanding in the Separate Account	13,417	32,176	9,626	8,339	23,024

(1) Investments in mutual fund shares, at cost	$524,602	$1,489,588	$342,839	$253,055	$264,448

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                                (Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Inc., Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB
INVESTMENT INCOME:
Dividend income	$32,655	$69,405	$1,149	$35,048	$248	$3,764	$102,659

EXPENSES:
Mortality and expense risk	8,358	69,946	2,044	21,649	1,047	1,812	33,297

NET INVESTMENT INCOME (LOSS)	24,297	(541)	(895)	13,399	(799)	1,952	69,362

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,166)	251,802	2,751	249,506	(379)	(113)	23,506
Capital gain distributions	123,458	690,524	23,852	205,925	16,483	23,976	249,215

Net realized gain (loss) on investments	120,292	942,326	26,603	455,431	16,104	23,863	272,721

Change in net unrealized appreciation (depreciation) on investments	31,405	326,880	22,439	35,346	(1,491)	4,215	362,092

Net realized and unrealized gain (loss) on investments	151,697	1,269,206	49,042	490,777	14,613	28,078	634,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,994	$1,268,665	$48,147	$504,176	$13,814	$30,030	$704,175

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative-Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA
INVESTMENT INCOME:
Dividend income	$19,274	$523	$12	$40,994	$10,680	$627	$17,748

EXPENSES:
Mortality and expense risk	26,217	111	4	7,900	1,160	530	3,110

NET INVESTMENT INCOME (LOSS)	(6,943)	412	8	33,094	9,520	97	14,638

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	146,854	(180)	(6)	(2,583)	(1,163)	2,208	(1,380)
Capital gain distributions	359,413	448	28	-	-	7,874	-

Net realized gain (loss) on investments	506,267	268	22	(2,583)	(1,163)	10,082	(1,380)

Change in net unrealized appreciation (depreciation) on investments	282,698	658	5	46,360	7,191	3,586	14,867

Net realized and unrealized gain (loss) on investments	788,965	926	27	43,777	6,028	13,668	13,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$782,022	$1,338	$35	$76,871	$15,548	$13,765	$28,125

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Stock Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB
INVESTMENT INCOME:
Dividend income	$-	$-	$1,952	$22,861	$4,366	$-	$18,272

EXPENSES:
Mortality and expense risk	6,008	71,685	12,018	9,028	1,568	54,673	13,076

NET INVESTMENT INCOME (LOSS)	(6,008)	(71,685)	(10,066)	13,833	2,798	(54,673)	5,196

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	19,984	340,562	19,174	88,314	2,498	256,931	28,336
Capital gain distributions	107,213	1,565,251	288,502	108,755	26,730	758,372	166,219

Net realized gain (loss) on investments	127,197	1,905,813	307,676	197,069	29,228	1,015,303	194,555

Change in net unrealized appreciation (depreciation) on investments	(32,579)	(511,348)	(102,915)	44,364	(1,298)	203,182	155,878

Net realized and unrealized gain (loss) on investments	94,618	1,394,465	204,761	241,433	27,930	1,218,485	350,433

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,610	$1,322,780	$194,695	$255,266	$30,728	$1,163,812	$355,629

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                 (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB
INVESTMENT INCOME:
Dividend income	$7,084	$23,592	$4,118	$2,238	$75,214	$3,162	$10,912

EXPENSES:
Mortality and expense risk	4,370	10,591	949	1,111	12,147	7,212	1,360

NET INVESTMENT INCOME (LOSS)	2,714	13,001	3,169	1,127	63,067	(4,050)	9,552

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,931	13,379	(466)	(5,077)	(226)	(46,306)	290
Capital gain distributions	50,930	139,876	9,839	9,013	11	-	-

Net realized gain (loss) on investments	55,861	153,255	9,373	3,936	(215)	(46,306)	290

Change in net unrealized appreciation (depreciation) on investments	(7,449)	(81,788)	2,902	14,557	(1,305)	136,342	357

Net realized and unrealized gain (loss) on investments	48,412	71,467	12,275	18,493	(1,520)	90,036	647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,126	$84,468	$15,444	$19,620	$61,547	$85,986	$10,199

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                 (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I
INVESTMENT INCOME:
Dividend income	$16,579	$1,351	$3,024	$2,560	$61,872	$1,307	$2,384

EXPENSES:
Mortality and expense risk	2,739	536	706	34,255	6,211	561	940

NET INVESTMENT INCOME (LOSS)	13,840	815	2,318	(31,695)	55,661	746	1,444

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,168)	310	931	351,322	222	472	835
Capital gain distributions	-	5,485	5,113	823,938	13,005	15,653	11,397

Net realized gain (loss) on investments	(2,168)	5,795	6,044	1,175,260	13,227	16,125	12,232

Change in net unrealized appreciation (depreciation) on investments	14,500	11,860	12,070	(154,527)	71,136	544	6,708

Net realized and unrealized gain (loss) on investments	12,332	17,655	18,114	1,020,733	84,363	16,669	18,940

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,172	$18,470	$20,432	$989,038	$140,024	$17,415	$20,384

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                     (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Core Equity Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares
INVESTMENT INCOME:
Dividend income	$1,779	$-	$-	$-	$20,614	$5,487	$1,382

EXPENSES:
Mortality and expense risk	868	2,051	1,698	157	6,503	17,918	12,966

NET INVESTMENT INCOME (LOSS)	911	(2,051)	(1,698)	(157)	14,111	(12,431)	(11,584)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,851	2,194	2,352	493	95,150	90,708	44,505
Capital gain distributions	8,806	115,362	10,796	2,810	35,046	210,028	228,142

Net realized gain (loss) on investments	13,657	117,556	13,148	3,303	130,196	300,736	272,647

Change in net unrealized appreciation (depreciation) on investments	4,042	(34,282)	25,560	1,313	(2,041)	(108,167)	44,315

Net realized and unrealized gain (loss) on investments	17,699	83,274	38,708	4,616	128,155	192,569	316,962

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,610	$81,223	$37,010	$4,459	$142,266	$180,138	$305,378

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                       (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	MFS VIT Utilities Series, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
INVESTMENT INCOME:
Dividend income	$2	$13,877	$6,111	$8,640	$9,798

EXPENSES:
Mortality and expense risk	3,664	14,729	2,132	1,243	1,025

NET INVESTMENT INCOME (LOSS)	(3,662)	(852)	3,979	7,397	8,773

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	12,828	99,098	4,009	2,030	(1,896)
Capital gain distributions	86,946	207,534	-	3,951	-

Net realized gain (loss) on investments	99,774	306,632	4,009	5,981	(1,896)

Change in net unrealized appreciation (depreciation) on investments	6,794	131,765	103,845	26,823	17,810

Net realized and unrealized gain (loss) on investments	106,568	438,397	107,854	32,804	15,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,906	$437,545	$111,833	$40,201	$24,687

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                               (Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Inc., Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,297	$(541)	$(895)	$13,399	$(799)	$1,952	$69,362
Net realized gain (loss) on investments	120,292	942,326	26,603	455,431	16,104	23,863	272,721
Change in net unrealized appreciation (depreciation) on investments	31,405	326,880	22,439	35,346	(1,491)	4,215	362,092

Net increase (decrease) in net assets resulting from operations	175,994	1,268,665	48,147	504,176	13,814	30,030	704,175

POLICY TRANSACTIONS:
Policy owners' net payments	69,399	185,590	41,371	58,152	3,682	5,736	210,152
Policy maintenance charges	(1,702)	(9,795)	(642)	(3,464)	(272)	(528)	(9,130)
Policy owners' benefits	(150,620)	(448,985)	(5,512)	(398,518)	(18)	(16,118)	(197,854)
Net transfers (to) from the Company and/or Subaccounts	(95,832)	(361,429)	(61,508)	5,575	(6,496)	12,404	(215,160)

Increase (decrease) in net assets resulting from Policy transactions	(178,755)	(634,619)	(26,291)	(338,255)	(3,104)	1,494	(211,992)

Total increase (decrease) in net assets	(2,761)	634,046	21,856	165,921	10,710	31,524	492,183

NET ASSETS:
Beginning of period	1,528,563	10,957,795	306,011	3,306,643	160,196	249,994	4,488,145

End of period	$1,525,802	$11,591,841	$327,867	$3,472,564	$170,906	$281,518	$4,980,328

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                           (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative-Plus Allocation Portfolio, Class IB	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,943)	$412	$8	$33,094	$9,520	$97	$14,638
Net realized gain (loss) on investments	506,267	268	22	(2,583)	(1,163)	10,082	(1,380)
Change in net unrealized appreciation (depreciation) on investments	282,698	658	5	46,360	7,191	3,586	14,867

Net increase (decrease) in net assets resulting from operations	782,022	1,338	35	76,871	15,548	13,765	28,125

POLICY TRANSACTIONS:
Policy owners' net payments	83,404	8,259	473	74,066	7,966	3,982	39,209
Policy maintenance charges	(4,856)	(62)	(12)	(2,355)	(279)	(233)	(1,365)
Policy owners' benefits	(442,334)	(1,504)	-	(22,296)	(84)	(15,783)	(19,897)
Net transfers (to) from the Company and/or Subaccounts	(90,671)	(12,834)	(547)	(81,201)	(13,461)	(3,666)	(25,541)

Increase (decrease) in net assets resulting from Policy transactions	(454,457)	(6,141)	(86)	(31,786)	(5,858)	(15,700)	(7,594)

Total increase (decrease) in net assets	327,565	(4,803)	(51)	45,085	9,690	(1,935)	20,531

NET ASSETS:
Beginning of period	4,169,838	21,870	493	1,322,173	197,321	81,604	562,664

End of period	$4,497,403	$17,067	$442	$1,367,258	$207,011	$79,669	$583,195

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                               (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Stock Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,008)	$(71,685)	$(10,066)	$13,833	$2,798	$(54,673)	$5,196
Net realized gain (loss) on investments	127,197	1,905,813	307,676	197,069	29,228	1,015,303	194,555
Change in net unrealized appreciation (depreciation) on investments	(32,579)	(511,348)	(102,915)	44,364	(1,298)	203,182	155,878

Net increase (decrease) in net assets resulting from operations	88,610	1,322,780	194,695	255,266	30,728	1,163,812	355,629

POLICY TRANSACTIONS:
Policy owners' net payments	22,742	174,823	30,772	41,514	6,319	159,820	54,856
Policy maintenance charges	(1,320)	(9,417)	(1,869)	(2,000)	(422)	(10,468)	(2,298)
Policy owners' benefits	(67,922)	(413,299)	(78,275)	(61,622)	(1,046)	(543,192)	(87,265)
Net transfers (to) from the Company and/or Subaccounts	(51,918)	(312,121)	(68,925)	(71,980)	(23,275)	(256,963)	(101,443)

Increase (decrease) in net assets resulting from Policy transactions	(98,418)	(560,014)	(118,297)	(94,088)	(18,424)	(650,803)	(136,150)

Total increase (decrease) in net assets	(9,808)	762,766	76,398	161,178	12,304	513,009	219,479

NET ASSETS:
Beginning of period	1,215,915	9,933,828	1,985,390	1,773,986	312,551	9,348,464	1,819,337

End of period	$1,206,107	$10,696,594	$2,061,788	$1,935,164	$324,855	$9,861,473	$2,038,816

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                 (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,714	$13,001	$3,169	$1,127	$63,067	$(4,050)	$9,552
Net realized gain (loss) on investments	55,861	153,255	9,373	3,936	(215)	(46,306)	290
Change in net unrealized appreciation (depreciation) on investments	(7,449)	(81,788)	2,902	14,557	(1,305)	136,342	357

Net increase (decrease) in net assets resulting from operations	51,126	84,468	15,444	19,620	61,547	85,986	10,199

POLICY TRANSACTIONS:
Policy owners' net payments	17,928	54,031	2,992	27,903	168,611	33,377	23,889
Policy maintenance charges	(985)	(2,511)	(255)	(336)	(3,557)	(2,311)	(787)
Policy owners' benefits	(5,422)	(65,724)	-	(113,184)	(207,572)	(168,878)	(1,173)
Net transfers (to) from the Company and/or Subaccounts	(25,206)	(81,023)	(4,272)	(59,829)	(157,257)	(60,273)	(22,959)

Increase (decrease) in net assets resulting from Policy transactions	(13,685)	(95,227)	(1,535)	(145,446)	(199,775)	(198,085)	(1,030)

Total increase (decrease) in net assets	37,441	(10,759)	13,909	(125,826)	(138,228)	(112,099)	9,169

NET ASSETS:
Beginning of period	815,234	2,009,735	161,541	247,222	1,935,452	1,239,232	254,722

End of period	$852,675	$1,998,976	$175,450	$121,396	$1,797,224	$1,127,133	$263,891

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                   (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IB	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,840	$815	$2,318	$(31,695)	$55,661	$746	$1,444
Net realized gain (loss) on investments	(2,168)	5,795	6,044	1,175,260	13,227	16,125	12,232
Change in net unrealized appreciation (depreciation) on investments	14,500	11,860	12,070	(154,527)	71,136	544	6,708

Net increase (decrease) in net assets resulting from operations	26,172	18,470	20,432	989,038	140,024	17,415	20,384

POLICY TRANSACTIONS:
Policy owners' net payments	29,123	3,562	3,048	100,322	38,621	3,756	4,520
Policy maintenance charges	(1,006)	(279)	(243)	(4,663)	(2,115)	(258)	(183)
Policy owners' benefits	(9,950)	-	-	(678,121)	(36,031)	-	(1,325)
Net transfers (to) from the Company and/or Subaccounts	(22,715)	(5,219)	(4,973)	(115,733)	(44,517)	(4,910)	(3,998)

Increase (decrease) in net assets resulting from Policy transactions	(4,548)	(1,936)	(2,168)	(698,195)	(44,042)	(1,412)	(986)

Total increase (decrease) in net assets	21,624	16,534	18,264	290,843	95,982	16,003	19,398

NET ASSETS:
Beginning of period	456,710	148,918	190,218	5,047,290	1,181,080	150,246	134,058

End of period	$478,334	$165,452	$208,482	$5,338,133	$1,277,062	$166,249	$153,456

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                 (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Core Equity Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$911	$(2,051)	$(1,698)	$(157)	$14,111	$(12,431)	$(11,584)
Net realized gain (loss) on investments	13,657	117,556	13,148	3,303	130,196	300,736	272,647
Change in net unrealized appreciation (depreciation) on investments	4,042	(34,282)	25,560	1,313	(2,041)	(108,167)	44,315

Net increase (decrease) in net assets resulting from operations	18,610	81,223	37,010	4,459	142,266	180,138	305,378

POLICY TRANSACTIONS:
Policy owners' net payments	1,800	8,601	7,725	920	25,739	70,534	24,786
Policy maintenance charges	(159)	(701)	(285)	(68)	(1,272)	(2,400)	(2,058)
Policy owners' benefits	(11,976)	-	(25,367)	-	(220,991)	(225,370)	(109,756)
Net transfers (to) from the Company and/or Subaccounts	(4,745)	(17,234)	(9,860)	(2,711)	(31,180)	(163,506)	(46,376)

Increase (decrease) in net assets resulting from Policy transactions	(15,080)	(9,334)	(27,787)	(1,859)	(227,704)	(320,742)	(133,404)

Total increase (decrease) in net assets	3,530	71,889	9,223	2,600	(85,438)	(140,604)	171,974

NET ASSETS:
Beginning of period	129,061	550,849	266,572	23,508	1,076,901	2,738,666	1,868,004

End of period	$132,591	$622,738	$275,795	$26,108	$991,463	$2,598,062	$2,039,978

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                       (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	MFS VIT Utilities Series, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,662)	$(852)	$3,979	$7,397	$8,773
Net realized gain (loss) on investments	99,774	306,632	4,009	5,981	(1,896)
Change in net unrealized appreciation (depreciation) on investments	6,794	131,765	103,845	26,823	17,810

Net increase (decrease) in net assets resulting from operations	102,906	437,545	111,833	40,201	24,687

POLICY TRANSACTIONS:
Policy owners' net payments	11,702	76,323	19,430	8,113	16,704
Policy maintenance charges	(909)	(2,020)	(799)	(609)	(634)
Policy owners' benefits	(41,186)	(185,884)	-	(5,872)	(88)
Net transfers (to) from the Company and/or Subaccounts	(16,505)	(2,323)	(21,968)	(7,221)	(11,669)

Increase (decrease) in net assets resulting from Policy transactions	(46,898)	(113,904)	(3,337)	(5,589)	4,313

Total increase (decrease) in net assets	56,008	323,641	108,496	34,612	29,000

NET ASSETS:
Beginning of period	628,773	2,239,609	393,708	274,931	196,584

End of period	$684,781	$2,563,250	$502,204	$309,543	$225,584

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                 (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Inc., Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(46)	$23,218	$(5,704)	$(914)	$104	$17,426	$(524)
Net realized gain (loss) on investments	610	129,000	1,100,237	173,860	17,536	339,943	(1,843)
Change in net unrealized appreciation (depreciation) on investments	235	(15,873)	11,036	(133,046)	4,976	333,379	17,255

Net increase (decrease) in net assets resulting from operations	799	136,345	1,105,569	39,900	22,616	690,748	14,888

POLICY TRANSACTIONS:
Policy owners' net payments	12,574	60,036	224,755	30,459	26,730	71,615	1,917
Policy maintenance charges	(27)	(1,823)	(10,685)	(320)	(421)	(3,676)	(145)
Policy owners' benefits	-	(36,771)	(369,988)	(19)	(42,400)	(222,333)	(1,174)
Net transfers (to) from the Company and/or Subaccounts	(28,548)	(87,688)	(480,802)	(341,796)	275,865	(158,852)	(184,081)

Increase (decrease) in net assets resulting from Policy transactions	(16,001)	(66,246)	(636,720)	(311,676)	259,774	(313,246)	(183,483)

Total increase (decrease) in net assets	(15,202)	70,099	468,849	(271,776)	282,390	377,502	(168,595)

NET ASSETS:
Beginning of period	15,202	1,458,464	10,488,946	271,776	23,621	2,929,141	168,595

End of period	$-	$1,528,563	$10,957,795	$-	$306,011	$3,306,643	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                             (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/AB Small Cap Growth Portfolio, Class IB	EQ/Aggressive Allocation Portfolio, Class IB	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	EQ/Conservative Allocation Portfolio, Class IB	EQ/Conservative-Plus Allocation Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(100)	$3,417	$68,891	$(10,449)	$51,783	$543	$11
Net realized gain (loss) on investments	15,487	12,588	113,574	18,523	513,948	97	29
Change in net unrealized appreciation (depreciation) on investments	(10,268)	13,849	244,358	(492,042)	901,498	360	(14)

Net increase (decrease) in net assets resulting from operations	5,119	29,854	426,823	(483,968)	1,467,229	1,000	26

POLICY TRANSACTIONS:
Policy owners' net payments	2,588	6,798	202,533	50,235	44,298	10,198	455
Policy maintenance charges	(158)	(537)	(9,582)	(2,384)	(2,552)	(71)	(12)
Policy owners' benefits	(10,688)	(34,447)	(222,898)	(30,165)	(46,192)	-	-
Net transfers (to) from the Company and/or Subaccounts	163,335	(3,410)	(234,785)	(2,914,404)	2,707,055	(13,628)	(552)

Increase (decrease) in net assets resulting from Policy transactions	155,077	(31,596)	(264,732)	(2,896,718)	2,702,609	(3,501)	(109)

Total increase (decrease) in net assets	160,196	(1,742)	162,091	(3,380,686)	4,169,838	(2,501)	(83)

NET ASSETS:
Beginning of period	-	251,736	4,326,054	3,380,686	-	24,371	576

End of period	$160,196	$249,994	$4,488,145	$-	$4,169,838	$21,870	$493

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                               (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	EQ/Core Plus Bond Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,662)	$28,760	$9,225	$(284)	$782	$11,133	$(2,839)
Net realized gain (loss) on investments	(2,649)	(2,299)	(1,464)	1,620	10,174	(3,061)	6,270
Change in net unrealized appreciation (depreciation) on investments	106,788	(102,732)	(10,551)	(6,647)	4,343	2,654	(120,085)

Net increase (decrease) in net assets resulting from operations	100,477	(76,271)	(2,790)	(5,311)	15,299	10,726	(116,654)

POLICY TRANSACTIONS:
Policy owners' net payments	41,856	40,876	9,401	3,791	2,179	42,649	14,772
Policy maintenance charges	(1,221)	(1,268)	(304)	(124)	(135)	(1,479)	(701)
Policy owners' benefits	(6,404)	(17,436)	(3,010)	-	(3,322)	(22,710)	(17,680)
Net transfers (to) from the Company and/or Subaccounts	(1,448,242)	1,376,272	(6,636)	(86,441)	67,583	(38,867)	(1,012,041)

Increase (decrease) in net assets resulting from Policy transactions	(1,414,011)	1,398,444	(549)	(82,774)	66,305	(20,407)	(1,015,650)

Total increase (decrease) in net assets	(1,313,534)	1,322,173	(3,339)	(88,085)	81,604	(9,681)	(1,132,304)

NET ASSETS:
Beginning of period	1,313,534	-	200,660	88,085	-	572,345	1,132,304

End of period	$-	$1,322,173	$197,321	$-	$81,604	$562,664	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                 (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Janus Enterprise Portfolio, Class IB	EQ/JPMorgan Growth Stock Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,155)	$(66,279)	$(5,164)	$(5,568)	$27,413	$(686)	$4,107
Net realized gain (loss) on investments	103,540	878,686	264,777	13,107	236,972	1,278	31,905
Change in net unrealized appreciation (depreciation) on investments	168,737	1,708,063	216,875	(411,680)	415,780	(38,979)	40,143

Net increase (decrease) in net assets resulting from operations	269,122	2,520,470	476,488	(404,141)	680,165	(38,387)	76,155

POLICY TRANSACTIONS:
Policy owners' net payments	15,077	192,806	42,293	40,211	25,968	3,196	2,908
Policy maintenance charges	(735)	(10,029)	(2,028)	(1,050)	(1,106)	(212)	(225)
Policy owners' benefits	(9,652)	(503,746)	(63,836)	(4,643)	(565,524)	-	-
Net transfers (to) from the Company and/or Subaccounts	942,103	(334,583)	(116,961)	(1,711,939)	1,634,483	(241,304)	233,713

Increase (decrease) in net assets resulting from Policy transactions	946,793	(655,552)	(140,532)	(1,677,421)	1,093,821	(238,320)	236,396

Total increase (decrease) in net assets	1,215,915	1,864,918	335,956	(2,081,562)	1,773,986	(276,707)	312,551

NET ASSETS:
Beginning of period	-	8,068,910	1,649,434	2,081,562	-	276,707	-

End of period	$1,215,915	$9,933,828	$1,985,390	$-	$1,773,986	$-	$312,551

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                   (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	EQ/Moderate Allocation Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(47,510)	$1,327	$(2,028)	$4,899	$(4,965)	$22,478	$3,441
Net realized gain (loss) on investments	1,781,927	117,694	6,280	58,894	10,598	241,141	5,970
Change in net unrealized appreciation (depreciation) on investments	672,600	19,899	(136,343)	163,908	(309,831)	248,222	1,731

Net increase (decrease) in net assets resulting from operations	2,407,017	138,920	(132,091)	227,701	(304,198)	511,841	11,142

POLICY TRANSACTIONS:
Policy owners' net payments	178,669	62,828	9,758	9,917	32,167	32,875	2,963
Policy maintenance charges	(10,513)	(2,450)	(526)	(558)	(1,340)	(1,392)	(256)
Policy owners' benefits	(197,632)	(60,034)	(17,072)	(24,499)	(20,064)	(42,458)	-
Net transfers (to) from the Company and/or Subaccounts	(411,356)	(97,242)	(630,841)	602,673	(1,561,413)	1,508,869	(4,635)

Increase (decrease) in net assets resulting from Policy transactions	(440,832)	(96,898)	(638,681)	587,533	(1,550,650)	1,497,894	(1,928)

Total increase (decrease) in net assets	1,966,185	42,022	(770,772)	815,234	(1,854,848)	2,009,735	9,214

NET ASSETS:
Beginning of period	7,382,279	1,777,315	770,772	-	1,854,848	-	152,327

End of period	$9,348,464	$1,819,337	$-	$815,234	$-	$2,009,735	$161,541

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

                                   (Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Moderate-Plus Allocation Portfolio, Class IB	EQ/Money Market Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Small Company Index Portfolio, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,415	$85,903	$(6,592)	$10,280	$11,193	$(233)	$1,611
Net realized gain (loss) on investments	9,627	557	(68,321)	276	(5,386)	37	9,296
Change in net unrealized appreciation (depreciation) on investments	12,206	(121)	292,421	2,698	(324)	(1,787)	5,830

Net increase (decrease) in net assets resulting from operations	26,248	86,339	217,508	13,254	5,483	(1,983)	16,737

POLICY TRANSACTIONS:
Policy owners' net payments	37,214	160,046	36,679	25,697	27,441	1,840	1,787
Policy maintenance charges	(473)	(3,946)	(2,373)	(838)	(1,055)	(139)	(148)
Policy owners' benefits	(17,678)	(100,232)	(59,809)	(2,648)	(38,165)	-	-
Net transfers (to) from the Company and/or Subaccounts	(76,492)	(249,356)	(95,272)	(35,038)	(13,036)	(137,549)	130,542

Increase (decrease) in net assets resulting from Policy transactions	(57,429)	(193,488)	(120,775)	(12,827)	(24,815)	(135,848)	132,181

Total increase (decrease) in net assets	(31,181)	(107,149)	96,733	427	(19,332)	(137,831)	148,918

NET ASSETS:
Beginning of period	278,403	2,042,601	1,142,499	254,295	476,042	137,831	-

End of period	$247,222	$1,935,452	$1,239,232	$254,722	$456,710	$-	$148,918

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund, Series I	Invesco V.I. Global Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,228	$(29,486)	$55,461	$1,025	$1,655	$620	$(1,927)
Net realized gain (loss) on investments	8,549	995,759	3,778	8,758	5,940	2,110	36,074
Change in net unrealized appreciation (depreciation) on investments	2,821	458,692	16,923	5,307	7,552	15,677	42,021

Net increase (decrease) in net assets resulting from operations	12,598	1,424,965	76,162	15,090	15,147	18,407	76,168

POLICY TRANSACTIONS:
Policy owners' net payments	3,189	121,888	42,619	3,699	4,013	2,042	9,083
Policy maintenance charges	(255)	(4,831)	(2,238)	(275)	(189)	(165)	(726)
Policy owners' benefits	-	(571,214)	(19,987)	(5,338)	(909)	-	(2,565)
Net transfers (to) from the Company and/or Subaccounts	(6,917)	(357,065)	(64,639)	(4,874)	(3,794)	(4,339)	(20,249)

Increase (decrease) in net assets resulting from Policy transactions	(3,983)	(811,222)	(44,245)	(6,788)	(879)	(2,462)	(14,457)

Total increase (decrease) in net assets	8,615	613,743	31,917	8,302	14,268	15,945	61,711

NET ASSETS:
Beginning of period	181,603	4,433,547	1,149,163	141,944	119,790	113,116	489,138

End of period	$190,218	$5,047,290	$1,181,080	$150,246	$134,058	$129,061	$550,849

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Enterprise Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Institutional Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,912)	$(142)	$15,647	$2,195	$(10,146)	$(3,332)	$2,636
Net realized gain (loss) on investments	970	1,226	28,288	145,813	138,376	44,224	169,432
Change in net unrealized appreciation (depreciation) on investments	10,727	5,151	102,048	221,184	285,447	99,637	274,577

Net increase (decrease) in net assets resulting from operations	9,785	6,235	145,983	369,192	413,677	140,529	446,645

POLICY TRANSACTIONS:
Policy owners' net payments	10,002	877	28,301	65,401	23,231	12,848	98,525
Policy maintenance charges	(349)	(68)	(1,396)	(2,637)	(2,126)	(970)	(2,115)
Policy owners' benefits	(2,099)	-	(4,883)	(32,681)	(36,910)	(13,496)	(123,996)
Net transfers (to) from the Company and/or Subaccounts	(15,771)	(2,565)	(80,694)	(150,446)	(98,315)	(16,599)	(144,665)

Increase (decrease) in net assets resulting from Policy transactions	(8,217)	(1,756)	(58,672)	(120,363)	(114,120)	(18,217)	(172,251)

Total increase (decrease) in net assets	1,568	4,479	87,311	248,829	299,557	122,312	274,394

NET ASSETS:
Beginning of period	265,004	19,029	989,590	2,489,837	1,568,447	506,461	1,965,215

End of period	$266,572	$23,508	$1,076,901	$2,738,666	$1,868,004	$628,773	$2,239,609

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio, Service Shares	MFS VIT Utilities Series, Initial Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,455	$5,304	$6,448
Net realized gain (loss) on investments	8,620	11,804	(6,876)
Change in net unrealized appreciation (depreciation) on investments	9,465	12,644	(1,431)

Net increase (decrease) in net assets resulting from operations	21,540	29,752	(1,859)

POLICY TRANSACTIONS:
Policy owners' net payments	19,231	11,721	20,113
Policy maintenance charges	(804)	(669)	(668)
Policy owners' benefits	(10,742)	(21,588)	(12,082)
Net transfers (to) from the Company and/or Subaccounts	(36,275)	(8,784)	(19,761)

Increase (decrease) in net assets resulting from Policy transactions	(28,590)	(19,320)	(12,398)

Total increase (decrease) in net assets	(7,050)	10,432	(14,257)

NET ASSETS:
Beginning of period	400,758	264,499	210,841

End of period	$393,708	$274,931	$196,584

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The MONY Variable Account L (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MONY Life Insurance Company, and exists in accordance with the regulations of the New York Department of Financial Services. MONY Life Insurance Company was acquired by AXA Financial, Inc., which made MONY Life Insurance Company a wholly owned subsidiary of AXA Financial, Inc. MONY Life Insurance Company was later acquired by Protective Life Insurance Company (the “Company”), which made MONY Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is a list of the variable life insurance products funded by the Separate Account:

MONY Custom Equity Master	MONY Survivorship VUL
MONY Custom Estate Master	MONY VUL I
MONY Equity Master	MONY VUL II
MONY Strategist

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 59 available Subaccount investment options, as follows:

1290 VT Equity Income Portfolio, Class IA (a)

1290 VT Equity Income Portfolio, Class IB (a)

1290 VT GAMCO Small Company Value Portfolio, Class IB

1290 VT Socially Responsible Portfolio, Class IA (a)

1290 VT Socially Responsible Portfolio, Class IB (a)

BNY Mellon Stock Index Fund, Inc., Initial Shares

EQ/AB Small Cap Growth Portfolio, Class IA (a)

EQ/AB Small Cap Growth Portfolio, Class IB (a)

EQ/Aggressive Allocation Portfolio, Class IB

EQ/All Asset Growth Allocation Portfolio, Class IB

EQ/Capital Group Research Portfolio, Class IA (a)

EQ/Capital Group Research Portfolio, Class IB (a)

EQ/Conservative Allocation Portfolio, Class IB

EQ/Conservative-Plus Allocation Portfolio, Class IB

EQ/Core Bond Index Portfolio, Class IA (a)

EQ/Core Bond Index Portfolio, Class IB (a)

EQ/Core Plus Bond Portfolio, Class IA

EQ/Global Equity Managed Volatility Portfolio, Class IA (a)

EQ/Global Equity Managed Volatility Portfolio, Class IB (a)

EQ/Intermediate Government Bond Portfolio, Class IA

EQ/Janus Enterprise Portfolio, Class IA (a)

EQ/Janus Enterprise Portfolio, Class IB (a)

EQ/JPMorgan Growth Stock Portfolio, Class IB

EQ/Large Cap Growth Managed Volatility Portfolio, Class IB

EQ/Large Cap Value Index Portfolio, Class IA (a)

EQ/Large Cap Value Index Portfolio, Class IB (a)

EQ/Large Cap Value Managed Volatility Portfolio, Class IA (a)

EQ/Large Cap Value Managed Volatility Portfolio, Class IB (a)

EQ/Loomis Sayles Growth Portfolio, Class IB

EQ/MFS International Growth Portfolio, Class IB

EQ/Mid Cap Index Portfolio, Class IA (a)

EQ/Mid Cap Index Portfolio, Class IB (a)

EQ/Mid Cap Value Managed Volatility Portfolio, Class IA (a)

EQ/Mid Cap Value Managed Volatility Portfolio, Class IB (a)

EQ/Moderate Allocation Portfolio, Class IB

EQ/Moderate-Plus Allocation Portfolio, Class IB

EQ/Money Market Portfolio, Class IA

EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB

EQ/PIMCO Ultra Short Bond Portfolio, Class IB

EQ/Quality Bond PLUS Portfolio, Class IB

EQ/Small Company Index Portfolio, Class IA (a)

EQ/Small Company Index Portfolio, Class IB (a)

EQ/Value Equity Portfolio, Class IB

Fidelity VIP Contrafund Portfolio, Service Class

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Global Core Equity Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Enterprise Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Institutional Shares

Janus Henderson VIT Forty Portfolio, Service Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

MFS VIT Utilities Series, Initial Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class

(a) See Subaccount Changes table below

Subaccount Changes: Trading Commencement

During 2024, the following Subaccount commenced trading:

Subaccount Name	Date Trading Commenced
1290 VT Equity Income Portfolio, Class IB	June 21, 2024

1290 VT Socially Responsible Portfolio, Class IB	June 21, 2024

EQ/AB Small Cap Growth Portfolio, Class IB	June 21, 2024

EQ/Capital Group Research Portfolio, Class IB	June 21, 2024

EQ/Core Bond Index Portfolio, Class IB	June 21, 2024

EQ/Global Equity Managed Volatility Portfolio, Class IB	June 21, 2024

EQ/Janus Enterprise Portfolio, Class IB	June 21, 2024

EQ/Large Cap Value Index Portfolio, Class IB	June 21, 2024

EQ/Large Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024

EQ/Mid Cap Index Portfolio, Class IB	June 21, 2024

EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024

EQ/Small Company Index Portfolio, Class IB	June 21, 2024

Subaccount Changes: Mergers

During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	June 21, 2024

1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	June 21, 2024

EQ/AB Small Cap Growth Portfolio, Class IA	EQ/AB Small Cap Growth Portfolio, Class IB	June 21, 2024

EQ/Capital Group Research Portfolio, Class IA	EQ/Capital Group Research Portfolio, Class IB	June 21, 2024

EQ/Core Bond Index Portfolio, Class IA	EQ/Core Bond Index Portfolio, Class IB	June 21, 2024

EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Global Equity Managed Volatility Portfolio, Class IB	June 21, 2024

EQ/Janus Enterprise Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IB	June 21, 2024

EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Index Portfolio, Class IB	June 21, 2024

EQ/Large Cap Value Managed Volatility Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024

EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Index Portfolio, Class IB	June 21, 2024

EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	June 21, 2024

EQ/Small Company Index Portfolio, Class IA	EQ/Small Company Index Portfolio, Class IB	June 21, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
1290 VT Equity Income Portfolio, Class IB	$214,075	$243,796
1290 VT GAMCO Small Company Value Portfolio, Class IB	848,121	786,201
1290 VT Socially Responsible Portfolio, Class IB	37,337	40,475
BNY Mellon Stock Index Fund, Inc., Initial Shares	350,664	736,428
EQ/AB Small Cap Growth Portfolio, Class IB	18,709	5,980
EQ/Aggressive Allocation Portfolio, Class IB	50,083	23,333
EQ/All Asset Growth Allocation Portfolio, Class IB	456,556	356,982
EQ/Capital Group Research Portfolio, Class IB	424,378	521,985
EQ/Conservative Allocation Portfolio, Class IB	11,035	16,397
EQ/Conservative-Plus Allocation Portfolio, Class IB	495	544
EQ/Core Bond Index Portfolio, Class IB	86,615	84,524
EQ/Core Plus Bond Portfolio, Class IA	15,969	12,172
EQ/Global Equity Managed Volatility Portfolio, Class IB	11,274	19,059
EQ/Intermediate Government Bond Portfolio, Class IA	50,876	43,733
EQ/Janus Enterprise Portfolio, Class IB	135,945	133,457
EQ/JPMorgan Growth Stock Portfolio, Class IB	1,656,930	740,383
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	305,516	143,835
EQ/Large Cap Value Index Portfolio, Class IB	696,138	665,181
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	35,401	24,136
EQ/Loomis Sayles Growth Portfolio, Class IB	881,772	825,762
EQ/MFS International Growth Portfolio, Class IB	224,133	193,081
EQ/Mid Cap Index Portfolio, Class IB	66,223	25,741
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	190,199	132,860
EQ/Moderate Allocation Portfolio, Class IB	16,969	5,337
EQ/Moderate-Plus Allocation Portfolio, Class IB	18,019	155,033
EQ/Money Market Portfolio, Class IA	820,719	794,329
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	24,060	228,164
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	30,604	21,963
EQ/Quality Bond PLUS Portfolio, Class IB	38,245	28,444
EQ/Small Company Index Portfolio, Class IB	9,487	4,866
EQ/Value Equity Portfolio, Class IB	10,465	4,923
Fidelity VIP Contrafund Portfolio, Service Class	936,089	838,427
Franklin Income VIP Fund, Class 2	94,358	68,291
Franklin Rising Dividends VIP Fund, Class 2	19,737	4,503
Invesco V.I. Diversified Dividend Fund, Series I	16,451	4,289
Invesco V.I. Global Core Equity Fund, Series I	12,094	17,420
Invesco V.I. Global Fund, Series II	121,028	15,927
Invesco V.I. Health Care Fund, Series I	14,026	32,616
Invesco V.I. Technology Fund, Series I	2,926	2,092
Janus Henderson VIT Balanced Portfolio, Institutional Shares	66,513	246,915
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	240,401	366,866
Janus Henderson VIT Forty Portfolio, Institutional Shares	239,220	156,709
Janus Henderson VIT Forty Portfolio, Service Shares	93,475	56,216
Janus Henderson VIT Global Research Portfolio, Institutional Shares	335,268	239,647
Janus Henderson VIT Overseas Portfolio, Service Shares	19,066	16,701

Subaccount	Purchases	Sales
MFS VIT Utilities Series, Initial Class	$18,695	$12,394
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	23,683	10,139

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
1290 VT Equity Income Portfolio, Class IA	-	-	-	451	966	(515)
1290 VT Equity Income Portfolio, Class IB	3,124	8,039	(4,915)	4,274	4,594	(320)
1290 VT GAMCO Small Company Value Portfolio, Class IB	750	5,589	(4,839)	1,429	6,536	(5,107)
1290 VT Socially Responsible Portfolio, Class IA	-	-	-	443	10,361	(9,918)
1290 VT Socially Responsible Portfolio, Class IB	1,078	3,279	(2,201)	33,336	6,705	26,631
BNY Mellon Stock Index Fund, Inc., Initial Shares	1,802	13,239	(11,437)	5,318	6,315	(997)
EQ/AB Small Cap Growth Portfolio, Class IA	-	-	-	15	4,190	(4,175)
EQ/AB Small Cap Growth Portfolio, Class IB	46	106	(60)	3,720	214	3,506
EQ/Aggressive Allocation Portfolio, Class IB	943	892	51	475	1,978	(1,503)
EQ/All Asset Growth Allocation Portfolio, Class IB	3,127	9,649	(6,522)	3,238	11,761	(8,523)
EQ/Capital Group Research Portfolio, Class IA	-	-	-	495	91,442	(90,947)
EQ/Capital Group Research Portfolio, Class IB	872	8,319	(7,447)	90,113	2,981	87,132
EQ/Conservative Allocation Portfolio, Class IB	698	1,126	(428)	748	1,001	(253)
EQ/Conservative-Plus Allocation Portfolio, Class IB	27	32	(5)	27	34	(7)
EQ/Core Bond Index Portfolio, Class IA	-	-	-	1,914	94,583	(92,669)
EQ/Core Bond Index Portfolio, Class IB	3,054	5,124	(2,070)	94,731	3,192	91,539
EQ/Core Plus Bond Portfolio, Class IA	346	693	(347)	862	926	(64)
EQ/Global Equity Managed Volatility Portfolio, Class IA	-	-	-	54	1,581	(1,527)
EQ/Global Equity Managed Volatility Portfolio, Class IB	42	264	(222)	1,392	128	1,264
EQ/Intermediate Government Bond Portfolio, Class IA	2,241	2,709	(468)	2,469	3,929	(1,460)
EQ/Janus Enterprise Portfolio, Class IA	-	-	-	187	25,893	(25,706)
EQ/Janus Enterprise Portfolio, Class IB	497	2,647	(2,150)	24,955	745	24,210
EQ/JPMorgan Growth Stock Portfolio, Class IB	1,326	9,803	(8,477)	2,448	13,375	(10,927)
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	252	2,176	(1,924)	591	3,050	(2,459)
EQ/Large Cap Value Index Portfolio, Class IA	-	-	-	782	56,882	(56,100)
EQ/Large Cap Value Index Portfolio, Class IB	13,259	15,308	(2,049)	56,144	14,385	41,759
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	-	-	-	69	9,016	(8,947)
EQ/Large Cap Value Managed Volatility Portfolio, Class IB	127	667	(540)	9,253	345	8,908
EQ/Loomis Sayles Growth Portfolio, Class IB	1,814	10,981	(9,167)	1,437	8,646	(7,209)
EQ/MFS International Growth Portfolio, Class IB	1,282	5,968	(4,686)	1,092	4,142	(3,050)
EQ/Mid Cap Index Portfolio, Class IA	-	-	-	81	16,577	(16,496)
EQ/Mid Cap Index Portfolio, Class IB	154	399	(245)	15,968	483	15,485

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	-	-	-	1,788	52,911	(51,123)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB	671	3,060	(2,389)	51,790	1,924	49,866
EQ/Moderate Allocation Portfolio, Class IB	164	238	(74)	183	286	(103)
EQ/Moderate-Plus Allocation Portfolio, Class IB	314	6,994	(6,680)	972	3,798	(2,826)
EQ/Money Market Portfolio, Class IA	63,968	66,488	(2,520)	69,534	86,001	(16,467)
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	1,179	11,906	(10,727)	1,552	8,585	(7,033)
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	1,342	1,402	(60)	1,309	2,249	(940)
EQ/Quality Bond PLUS Portfolio, Class IB	1,115	1,333	(218)	1,358	2,571	(1,213)
EQ/Small Company Index Portfolio, Class IA	-	-	-	18	2,932	(2,914)
EQ/Small Company Index Portfolio, Class IB	51	79	(28)	2,878	36	2,842
EQ/Value Equity Portfolio, Class IB	55	100	(45)	67	166	(99)
Fidelity VIP Contrafund Portfolio, Service Class	1,189	9,056	(7,867)	658	11,307	(10,649)
Franklin Income VIP Fund, Class 2	690	2,530	(1,840)	830	2,619	(1,789)
Franklin Rising Dividends VIP Fund, Class 2	44	62	(18)	44	153	(109)
Invesco V.I. Diversified Dividend Fund, Series I	119	148	(29)	102	138	(36)
Invesco V.I. Global Core Equity Fund, Series I	51	551	(500)	50	135	(85)
Invesco V.I. Global Fund, Series II	89	216	(127)	137	367	(230)
Invesco V.I. Health Care Fund, Series I	74	699	(625)	124	312	(188)
Invesco V.I. Technology Fund, Series I	2	32	(30)	2	35	(33)
Janus Henderson VIT Balanced Portfolio, Institutional Shares	209	4,570	(4,361)	333	1,548	(1,215)
Janus Henderson VIT Enterprise Portfolio, Institutional Shares	627	8,398	(7,771)	649	3,350	(2,701)
Janus Henderson VIT Forty Portfolio, Institutional Shares	134	1,945	(1,811)	167	2,064	(1,897)
Janus Henderson VIT Forty Portfolio, Service Shares	56	470	(414)	89	241	(152)
Janus Henderson VIT Global Research Portfolio, Institutional Shares	3,847	8,121	(4,274)	1,993	9,038	(7,045)
Janus Henderson VIT Overseas Portfolio, Service Shares	294	329	(35)	376	1,106	(730)
MFS VIT Utilities Series, Initial Class	77	141	(64)	152	417	(265)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class	670	433	237	839	1,446	(607)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or the Policy as a redemption of units. Fees and charges may vary based on factors such as the product purchased, face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

The minimum and maximum Policy expenses offered by the Company may not directly equate to the minimum and maximum expenses by Subaccount in the Financial Hightlights footnote as Policy owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.35% - 0.75% of the unit value of each Subaccount

Deductions for State Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from each premium payment when it is processed; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets. The Company reserves the right to increase or decrease the charge for taxes due to any change in tax law.	0.00% - 0.80% of each premium payment

Deductions for Federal Premium Taxes
This deduction is to reimburse the Company for federal tax expenses. The amount is deducted from each premium payment when it is processed; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets. The Company reserves the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in costs incurred by the Company.	0.00% - 1.50% of each premium payment

Monthly Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	up to $7.50

Sales Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received, deducted through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.00% - 6.00% of each premium payment received

Expense Type	Range
Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded net Policy owners’ benefits within the Statements of Changes in Net Assets.	0.00% - 0.60% of the loan balance

Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 - $25 per partial surrender

Full Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing full surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	Percentage varies based on a factor per $1,000 of the initial specified amount (or increases in the specified amount)

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per transfer, after the first 12 transfers in any Policy year

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Illustration Projection Report
This charge is assessed to reimburse the Company for costs incurred from producing the requested illustration report which shows projected future benefits and Policy values. The charge can be deducted upon each request, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per report

Expense Type	Range
Monthly Administrative Charge per $1,000 Specified Amount
This charge is assessed during the first 4 to 15 Policy years after the initial purchase or the first 4 to 15 years from the date of any increase in specified amount, depending on the provisions of the Policy, to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.06- $0.26 per $1,000 of specified amount

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sold a number of variable life products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
1290 VT Equity Income Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	0.60%	0.60%	5.28%	5.28%
2023	1	30.05	30.05	15	2.20%	0.60%	0.60%	4.78%	4.78%
2022	1	28.68	28.68	15	1.79%	0.60%	0.60%	2.47%	2.47%
2021	1	27.99	27.99	15	1.87%	0.60%	0.60%	25.63%	25.63%
1290 VT Equity Income Portfolio, Class IB
2025	34	48.87	42.74	1,526	2.13%	0.35%	0.75%	12.54%	12.09%
2024	39	43.42	38.13	1,529	2.03%	0.35%	0.75%	9.41%	8.98%
2023	39	39.69	34.99	1,458	2.10%	0.35%	0.75%	5.05%	4.63%
2022	42	37.78	33.44	1,492	1.79%	0.35%	0.75%	2.73%	2.32%
2021	42	36.78	32.69	1,476	1.54%	0.35%	0.75%	25.95%	25.44%
1290 VT GAMCO Small Company Value Portfolio, Class IB
2025	83	93.74	201.33	11,592	0.64%	0.35%	0.75%	12.43%	11.98%
2024	88	83.37	179.78	10,958	0.59%	0.35%	0.75%	11.19%	10.74%
2023	93	74.98	162.35	10,489	0.63%	0.35%	0.75%	20.63%	20.15%
2022	97	62.16	135.12	8,974	0.50%	0.35%	0.75%	(10.98)%	(11.34)%
2021	102	69.83	152.40	10,760	0.64%	0.35%	0.75%	24.20%	24.70%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
1290 VT Socially Responsible Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	0.35%	0.75%	14.73%	14.51%
2023	10	28.19	32.90	272	0.71%	0.35%	0.75%	27.06%	26.55%
2022	11	22.19	26.00	239	0.57%	0.35%	0.75%	(22.36)%	(22.67)%
2021	12	28.58	33.61	333	0.42%	0.35%	0.75%	29.86%	29.34%
1290 VT Socially Responsible Portfolio, Class IB
2025	25	12.37	12.30	328	0.37%	0.35%	0.75%	16.81%	16.34%
2024	27	10.59	10.57	306	0.71%	0.35%	0.75%	5.68%	5.46%
2023	1	40.58	40.58	24	0.75%	0.65%	0.65%	26.68%	26.68%
2022	1	32.04	32.04	20	0.54%	0.65%	0.65%	(22.61)%	(22.61)%
2021	1	41.40	41.40	32	0.47%	0.65%	0.65%	29.47%	29.47%
BNY Mellon Stock Index Fund, Inc., Initial Shares
2025	56	66.87	59.05	3,473	1.02%	0.35%	0.75%	17.12%	16.65%
2024	68	57.09	50.62	3,307	1.17%	0.35%	0.75%	24.22%	23.73%
2023	69	45.96	40.91	2,929	1.42%	0.35%	0.75%	25.49%	24.99%
2022	74	36.62	32.73	2,528	1.27%	0.35%	0.75%	(18.60)%	(18.93)%
2021	79	44.99	40.38	3,336	1.13%	0.35%	0.75%	27.45%	27.96%
EQ/AB Small Cap Growth Portfolio, Class IA
2024	-	-	-	-	0.00%	0.65%	0.65%	3.08%	3.08%
2023	4	41.04	41.04	169	0.23%	0.65%	0.65%	16.97%	16.97%
2022	5	35.08	35.08	170	0.11%	0.65%	0.65%	(28.92)%	(28.92)%
2021	5	49.36	49.36	266	0.00%	0.65%	0.65%	12.19%	12.19%
EQ/AB Small Cap Growth Portfolio, Class IB
2025	3	50.41	50.41	171	0.15%	0.65%	0.65%	8.53%	8.53%
2024	4	46.44	46.44	160	0.28%	0.65%	0.65%	9.79%	9.79%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Aggressive Allocation Portfolio, Class IB
2025	10	$28.10	$26.09	$282	1.47%	0.35%	0.75%	12.55%	12.10%
2024	10	24.96	23.27	250	2.12%	0.35%	0.75%	13.34%	12.88%
2023	12	22.03	20.62	252	1.42%	0.35%	0.75%	18.02%	17.55%
2022	12	18.66	17.54	210	0.84%	0.35%	0.75%	(18.64)%	(18.97)%
2021	12	22.94	21.64	259	4.27%	0.35%	0.75%	16.31%	16.77%
EQ/All Asset Growth Allocation Portfolio, Class IB
2025	134	27.74	38.48	4,980	2.22%	0.35%	0.75%	16.79%	16.32%
2024	140	23.75	33.08	4,488	2.30%	0.35%	0.75%	10.78%	10.33%
2023	149	21.44	29.98	4,326	1.86%	0.35%	0.75%	13.76%	13.31%
2022	155	18.85	26.46	3,876	1.22%	0.35%	0.75%	(14.77)%	(15.11)%
2021	164	22.11	31.17	4,851	3.91%	0.35%	0.75%	10.10%	10.54%
EQ/Capital Group Research Portfolio, Class IA
2024	-	-	-	-	0.00%	0.35%	0.75%	15.76%	15.54%
2023	91	43.52	50.08	3,381	0.35%	0.35%	0.75%	22.56%	22.07%
2022	95	35.51	41.02	2,930	0.16%	0.35%	0.75%	(19.25)%	(19.57)%
2021	94	43.97	51.01	3,472	0.00%	0.35%	0.75%	22.14%	22.63%
EQ/Capital Group Research Portfolio, Class IB
2025	80	67.25	76.77	4,497	0.44%	0.35%	0.75%	19.41%	18.94%
2024	87	56.32	64.54	4,170	1.58%	0.35%	0.75%	11.80%	11.56%
EQ/Conservative Allocation Portfolio, Class IB
2025	1	15.83	14.70	17	2.58%	0.35%	0.75%	7.12%	6.69%
2024	2	14.78	13.78	22	2.84%	0.35%	0.75%	4.27%	3.85%
2023	2	14.17	13.26	24	2.30%	0.35%	0.75%	7.57%	7.15%
2022	2	13.18	12.38	25	0.76%	0.35%	0.75%	(12.90)%	(13.25)%
2021	5	15.13	14.27	75	1.32%	0.35%	0.75%	1.94%	2.35%

	As of December 31						For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High
EQ/Conservative-Plus Allocation Portfolio, Class IB
2025	0	*	$17.54	$17.54	$0	*	2.70%	0.75%	0.75%	8.21%	8.21%
2024	0	*	16.21	16.21	0	*	2.88%	0.75%	0.75%	6.22%	6.22%
2023	0	*	15.26	15.26	1		2.69%	0.75%	0.75%	10.10%	10.10%
2022	0	*	13.86	13.86	0	*	1.61%	0.75%	0.75%	(15.19)%	(15.19)%
2021	0	*	16.34	16.34	-		1.70%	0.75%	0.75%	5.94%	5.94%
EQ/Core Bond Index Portfolio, Class IA
2024	-		-	-	-		0.00%	0.35%	0.75%	0.23%	0.04%
2023	93		13.38	11.49	1,314		2.11%	0.35%	0.75%	4.19%	3.78%
2022	95		12.84	11.08	1,307		1.59%	0.35%	0.75%	(9.06)%	(9.42)%
2021	96		14.12	12.23	1,457		1.37%	0.35%	0.75%	(2.83)%	(2.44)%
EQ/Core Bond Index Portfolio, Class IB
2025	89		14.48	12.34	1,367		3.00%	0.35%	0.75%	6.03%	5.60%
2024	92		13.66	11.68	1,322		2.44%	0.35%	0.75%	1.83%	1.61%
EQ/Core Plus Bond Portfolio, Class IA
2025	13		14.92	16.79	207		5.16%	0.35%	0.65%	8.08%	7.75%
2024	13		13.80	15.58	197		5.14%	0.35%	0.65%	(1.02)%	(1.32)%
2023	13		13.95	15.79	201		2.40%	0.35%	0.65%	4.16%	3.85%
2022	13		13.39	15.20	191		2.46%	0.35%	0.65%	(13.24)%	(13.50)%
2021	12		15.43	17.57	204		1.28%	0.35%	0.65%	(2.32)%	(2.03)%
EQ/Global Equity Managed Volatility Portfolio, Class IA
2024	-		-	-	-		0.00%	0.65%	0.65%	10.19%	10.19%
2023	2		58.55	58.55	88		0.88%	0.65%	0.65%	20.55%	20.55%
2022	2		48.57	48.57	77		0.32%	0.65%	0.65%	(21.46)%	(21.46)%
2021	2		61.84	61.84	101		0.92%	0.65%	0.65%	15.14%	15.14%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Global Equity Managed Volatility Portfolio, Class IB
2025	1	$77.54	$77.54	$80	0.77%	0.65%	0.65%	18.36%	18.36%
2024	1	65.51	65.51	82	1.24%	0.65%	0.65%	1.54%	1.54%
EQ/Intermediate Government Bond Portfolio, Class IA
2025	39	13.93	17.57	583	3.05%	0.35%	0.75%	5.15%	4.73%
2024	40	13.25	16.78	563	2.46%	0.35%	0.75%	2.04%	1.63%
2023	41	12.98	16.51	572	2.71%	0.35%	0.75%	3.51%	3.10%
2022	42	12.54	16.01	567	0.92%	0.35%	0.75%	(7.97)%	(8.33)%
2021	43	13.63	17.46	635	0.70%	0.35%	0.75%	(2.86)%	(2.47)%
EQ/Janus Enterprise Portfolio, Class IA
2024	-	-	-	-	0.00%	0.35%	0.65%	4.69%	4.54%
2023	26	44.66	54.66	1,132	0.03%	0.35%	0.65%	16.61%	16.26%
2022	28	38.30	47.02	1,062	0.00%	0.35%	0.65%	(16.86)%	(17.11)%
2021	29	46.06	56.72	1,331	0.09%	0.35%	0.65%	16.08%	16.43%
EQ/Janus Enterprise Portfolio, Class IB
2025	22	54.69	66.55	1,206	0.00%	0.35%	0.65%	7.68%	7.36%
2024	24	50.79	61.99	1,216	0.01%	0.35%	0.65%	8.65%	8.47%
EQ/JPMorgan Growth Stock Portfolio, Class IB
2025	129	67.66	90.53	10,697	0.00%	0.35%	0.75%	14.35%	13.89%
2024	138	59.17	79.49	9,934	0.00%	0.35%	0.75%	33.31%	32.78%
2023	149	44.39	59.86	8,069	0.00%	0.35%	0.75%	45.81%	45.23%
2022	155	30.44	41.22	5,616	0.00%	0.35%	0.75%	(38.85)%	(39.10)%
2021	167	49.78	67.68	9,914	0.00%	0.35%	0.75%	12.98%	13.43%
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB
2025	31	71.51	65.93	2,062	0.10%	0.35%	0.75%	10.68%	10.24%
2024	33	64.61	59.81	1,985	0.34%	0.35%	0.75%	29.66%	29.14%
2023	35	49.83	46.31	1,649	0.41%	0.35%	0.75%	38.50%	37.95%
2022	37	35.98	33.57	1,278	0.06%	0.35%	0.75%	(30.82)%	(31.10)%
2021	40	52.01	48.73	1,973	0.00%	0.35%	0.75%	23.45%	23.94%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Large Cap Value Index Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	0.35%	0.65%	6.32%	6.17%
2023	56	38.46	37.12	2,082	1.63%	0.35%	0.65%	10.34%	10.02%
2022	58	34.85	33.74	1,989	1.42%	0.35%	0.65%	(8.54)%	(8.82)%
2021	58	38.11	37.00	2,195	1.39%	0.35%	0.65%	23.47%	23.85%
EQ/Large Cap Value Index Portfolio, Class IB
2025	40	49.87	47.84	1,935	1.24%	0.35%	0.65%	14.60%	14.26%
2024	42	43.52	41.87	1,774	1.45%	0.35%	0.65%	6.42%	6.25%
EQ/Large Cap Value Managed Volatility Portfolio, Class IA
2024	-	-	-	-	0.00%	0.35%	0.65%	7.64%	7.49%
2023	9	35.50	28.05	277	1.68%	0.35%	0.65%	13.57%	13.24%
2022	9	31.25	24.77	245	1.33%	0.35%	0.65%	(11.89)%	(12.16)%
2021	8	35.47	28.30	251	0.98%	0.35%	0.65%	24.02%	24.39%
EQ/Large Cap Value Managed Volatility Portfolio, Class IB
2025	8	44.51	34.97	325	1.37%	0.35%	0.65%	10.25%	9.92%
2024	9	40.37	31.81	313	1.55%	0.35%	0.65%	5.66%	5.49%
EQ/Loomis Sayles Growth Portfolio, Class IB
2025	132	72.36	66.22	9,861	0.00%	0.35%	0.75%	12.70%	12.25%
2024	141	64.20	58.99	9,348	0.00%	0.35%	0.75%	33.30%	32.76%
2023	148	48.17	44.43	7,382	0.00%	0.35%	0.75%	43.24%	42.67%
2022	155	33.63	31.14	5,451	0.00%	0.35%	0.75%	(28.23)%	(28.51)%
2021	162	46.85	43.56	7,944	0.00%	0.35%	0.75%	15.31%	15.77%
EQ/MFS International Growth Portfolio, Class IB
2025	57	27.82	41.40	2,039	0.93%	0.35%	0.75%	20.52%	20.04%
2024	62	23.08	34.49	1,819	0.75%	0.35%	0.75%	8.39%	7.96%
2023	65	21.29	31.95	1,777	1.23%	0.35%	0.75%	13.98%	13.53%
2022	68	18.68	28.14	1,607	0.79%	0.35%	0.75%	(15.48)%	(15.82)%
2021	71	22.10	33.43	1,999	0.23%	0.35%	0.75%	8.61%	9.04%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Mid Cap Index Portfolio, Class IA
2024	-	$-	$-	$-	0.00%	0.35%	0.65%	5.68%	5.53%
2023	16	47.98	47.10	771	1.04%	0.35%	0.65%	15.35%	15.00%
2022	16	41.60	40.95	657	0.91%	0.35%	0.65%	(13.90)%	(14.16)%
2021	16	48.32	47.71	788	0.65%	0.35%	0.65%	23.08%	23.45%
EQ/Mid Cap Index Portfolio, Class IB
2025	15	57.62	56.22	853	0.86%	0.35%	0.65%	6.46%	6.14%
2024	15	54.12	52.97	815	0.87%	0.35%	0.65%	6.73%	6.56%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA
2024	-	-	-	-	0.00%	0.35%	0.65%	3.08%	2.94%
2023	51	37.86	36.27	1,855	1.42%	0.35%	0.65%	12.80%	12.46%
2022	55	33.57	32.25	1,784	0.90%	0.35%	0.65%	(14.86)%	(15.12)%
2021	56	39.43	37.99	2,167	0.57%	0.35%	0.65%	26.58%	26.96%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IB
2025	47	44.06	41.95	1,999	1.19%	0.35%	0.65%	4.59%	4.28%
2024	50	42.13	40.23	2,010	1.37%	0.35%	0.65%	7.94%	7.77%
EQ/Moderate Allocation Portfolio, Class IB
2025	9	20.14	18.70	175	2.46%	0.35%	0.75%	9.83%	9.39%
2024	9	18.34	17.09	162	2.73%	0.35%	0.75%	7.54%	7.10%
2023	9	17.05	15.96	152	1.98%	0.35%	0.75%	11.96%	11.51%
2022	9	15.23	14.31	137	1.06%	0.35%	0.75%	(15.76)%	(16.10)%
2021	12	18.08	17.06	211	2.47%	0.35%	0.75%	7.61%	8.04%
EQ/Moderate-Plus Allocation Portfolio, Class IB
2025	5	24.17	22.44	121	1.17%	0.35%	0.75%	11.11%	10.67%
2024	12	21.75	20.27	247	2.23%	0.35%	0.75%	10.38%	9.94%
2023	15	19.70	18.44	278	1.58%	0.35%	0.75%	14.92%	14.47%
2022	17	17.14	16.11	276	0.97%	0.35%	0.75%	(17.35)%	(17.68)%
2021	18	20.74	19.57	369	3.32%	0.35%	0.75%	11.83%	12.28%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Money Market Portfolio, Class IA
2025	173	$12.62	$11.64	$1,797	3.60%	0.35%	0.75%	3.22%	2.81%
2024	176	12.23	11.32	1,935	4.56%	0.35%	0.75%	4.31%	3.89%
2023	192	11.72	10.89	2,043	4.36%	0.35%	0.75%	4.09%	3.67%
2022	206	11.26	10.51	2,224	1.07%	0.35%	0.75%	0.74%	0.34%
2021	206	11.18	10.47	2,218	0.00%	0.35%	0.75%	(0.56)%	(0.16)%
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB
2025	61	18.46	45.97	1,127	0.26%	0.35%	0.75%	7.01%	6.58%
2024	72	17.25	43.13	1,239	0.01%	0.35%	0.75%	20.31%	19.82%
2023	79	14.34	35.99	1,142	0.00%	0.35%	0.75%	33.93%	33.40%
2022	84	10.70	26.98	917	0.01%	0.35%	0.75%	(44.32)%	(44.54)%
2021	86	19.22	48.65	1,695	0.00%	0.35%	0.75%	1.91%	2.31%
EQ/PIMCO Ultra Short Bond Portfolio, Class IB
2025	18	14.76	15.12	264	4.14%	0.35%	0.65%	4.11%	3.80%
2024	18	14.18	14.57	255	4.52%	0.35%	0.65%	5.47%	5.15%
2023	19	13.45	13.86	254	4.07%	0.35%	0.65%	5.26%	4.95%
2022	19	12.77	13.20	245	1.36%	0.35%	0.65%	(0.95)%	(1.25)%
2021	19	12.90	13.37	252	0.39%	0.35%	0.65%	(1.10)%	(0.80)%
EQ/Quality Bond PLUS Portfolio, Class IB
2025	24	19.18	21.15	478	3.49%	0.35%	0.75%	5.91%	5.48%
2024	25	18.11	20.05	457	2.96%	0.35%	0.75%	1.42%	1.01%
2023	26	17.86	19.85	476	2.16%	0.35%	0.75%	3.86%	3.44%
2022	26	17.20	19.19	466	0.66%	0.35%	0.75%	(10.52)%	(10.88)%
2021	26	19.22	21.54	526	0.76%	0.35%	0.75%	(2.85)%	(2.46)%
EQ/Small Company Index Portfolio, Class IA
2024	-	-	-	-	0.00%	0.35%	0.35%	0.09%	0.09%
2023	3	48.12	48.12	138	1.18%	0.35%	0.35%	16.40%	16.40%
2022	3	41.34	41.34	121	0.86%	0.35%	0.35%	(20.09)%	(20.09)%
2021	3	51.73	51.73	155	0.66%	0.35%	0.35%	14.66%	14.66%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
EQ/Small Company Index Portfolio, Class IB
2025	3	$59.77	$59.77	$165	0.88%	0.35%	0.35%	12.20%	12.20%
2024	3	53.28	53.28	149	1.25%	0.35%	0.35%	10.62%	10.62%
EQ/Value Equity Portfolio, Class IB
2025	5	44.53	44.53	208	1.50%	0.35%	0.35%	10.62%	10.62%
2024	5	40.25	40.25	190	0.98%	0.35%	0.35%	6.86%	6.86%
2023	5	37.67	37.67	182	1.18%	0.35%	0.35%	19.10%	19.10%
2022	5	31.63	31.63	160	1.01%	0.35%	0.35%	(15.40)%	(15.40)%
2021	5	37.38	37.38	193	0.71%	0.35%	0.35%	24.93%	24.93%
Fidelity VIP Contrafund Portfolio, Service Class
2025	56	100.95	91.84	5,338	0.05%	0.35%	0.75%	20.95%	20.47%
2024	64	83.46	76.24	5,047	0.09%	0.35%	0.75%	33.16%	32.63%
2023	75	62.67	57.48	4,434	0.40%	0.35%	0.75%	32.87%	32.35%
2022	78	47.17	43.43	3,492	0.37%	0.35%	0.75%	(26.64)%	(26.93)%
2021	83	64.30	59.44	5,082	0.05%	0.35%	0.75%	26.76%	27.26%
Franklin Income VIP Fund, Class 2
2025	43	39.59	24.68	1,277	5.04%	0.35%	0.65%	12.16%	11.83%
2024	45	35.30	22.07	1,181	5.15%	0.35%	0.65%	6.83%	6.51%
2023	47	33.04	20.72	1,149	5.13%	0.35%	0.65%	8.24%	7.92%
2022	49	30.53	19.20	1,124	4.80%	0.35%	0.65%	(5.80)%	(6.09)%
2021	50	32.41	20.44	1,220	4.76%	0.35%	0.65%	16.00%	16.35%
Franklin Rising Dividends VIP Fund, Class 2
2025	2	67.78	67.78	166	0.82%	0.35%	0.35%	11.41%	11.41%
2024	3	60.83	60.83	150	1.02%	0.35%	0.35%	10.40%	10.40%
2023	3	55.10	55.10	142	0.92%	0.35%	0.35%	11.68%	11.68%
2022	3	49.34	49.34	137	0.75%	0.35%	0.35%	(10.88)%	(10.88)%
2021	3	55.36	55.36	159	0.83%	0.35%	0.35%	26.35%	26.35%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Diversified Dividend Fund, Series I
2025	6	$24.41	$24.41	$153	1.65%	0.65%	0.65%	14.99%	14.99%
2024	6	21.23	21.23	134	1.91%	0.65%	0.65%	12.48%	12.48%
2023	6	18.88	18.88	120	2.03%	0.65%	0.65%	8.34%	8.34%
2022	7	17.42	17.42	114	1.80%	0.65%	0.65%	(2.32)%	(2.32)%
2021	7	17.84	17.84	126	2.21%	0.65%	0.65%	18.12%	18.12%
Invesco V.I. Global Core Equity Fund, Series I
2025	4	31.78	31.78	133	1.33%	0.65%	0.65%	14.81%	14.81%
2024	5	27.68	27.68	129	1.14%	0.65%	0.65%	16.09%	16.09%
2023	5	23.84	23.84	113	0.58%	0.65%	0.65%	20.94%	20.94%
2022	5	19.71	19.71	99	0.33%	0.65%	0.65%	(22.38)%	(22.38)%
2021	5	25.40	25.40	130	0.97%	0.65%	0.65%	15.22%	15.22%
Invesco V.I. Global Fund, Series II
2025	9	69.63	69.63	623	0.00%	0.35%	0.35%	14.61%	14.61%
2024	9	60.76	60.76	551	0.00%	0.35%	0.35%	15.38%	15.38%
2023	9	52.66	52.66	489	0.00%	0.35%	0.35%	33.98%	33.98%
2022	10	39.30	39.30	381	0.00%	0.35%	0.35%	(32.17)%	(32.17)%
2021	10	57.95	57.95	568	0.00%	0.35%	0.35%	14.77%	14.77%
Invesco V.I. Health Care Fund, Series I
2025	6	48.31	48.31	276	0.00%	0.65%	0.65%	14.58%	14.58%
2024	6	42.16	42.16	267	0.00%	0.65%	0.65%	3.49%	3.49%
2023	7	40.74	40.74	265	0.00%	0.65%	0.65%	2.36%	2.36%
2022	6	39.80	39.80	236	0.00%	0.65%	0.65%	(13.88)%	(13.88)%
2021	6	46.21	46.21	273	0.21%	0.65%	0.65%	11.57%	11.57%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Invesco V.I. Technology Fund, Series I
2025	0	*	$69.08	$69.08	$26	0.00%	0.65%	0.65%	19.69%	19.69%
2024	0	*	57.72	57.72	24	0.00%	0.65%	0.65%	33.40%	33.40%
2023	0	*	43.27	43.27	19	0.00%	0.65%	0.65%	45.99%	45.99%
2022	1		29.64	29.64	22	0.00%	0.65%	0.65%	(40.34)%	(40.34)%
2021	1		49.68	49.68	37	0.00%	0.65%	0.65%	13.67%	13.67%
Janus Henderson VIT Balanced Portfolio, Institutional Shares
2025	18		61.46	57.14	991	1.97%	0.35%	0.75%	14.70%	14.25%
2024	22		53.58	50.01	1,077	2.08%	0.35%	0.75%	15.02%	14.56%
2023	23		46.58	43.66	990	2.10%	0.35%	0.75%	15.01%	14.55%
2022	25		40.50	38.11	926	1.33%	0.35%	0.75%	(16.69)%	(17.02)%
2021	26		48.62	45.93	1,160	0.90%	0.35%	0.75%	16.32%	16.79%
Janus Henderson VIT Enterprise Portfolio, Institutional Shares
2025	57		37.94	75.23	2,598	0.20%	0.35%	0.75%	7.30%	6.87%
2024	65		35.36	70.39	2,739	0.74%	0.35%	0.75%	15.20%	14.74%
2023	68		30.69	61.35	2,490	0.16%	0.35%	0.75%	17.66%	17.19%
2022	75		26.09	52.35	2,360	0.35%	0.35%	0.75%	(16.23)%	(16.57)%
2021	78		31.14	62.75	2,906	0.31%	0.35%	0.75%	15.96%	16.42%
Janus Henderson VIT Forty Portfolio, Institutional Shares
2025	25		78.71	79.95	2,040	0.07%	0.35%	0.75%	17.73%	17.26%
2024	27		66.86	68.19	1,868	0.11%	0.35%	0.75%	28.02%	27.50%
2023	28		52.22	53.48	1,568	0.20%	0.35%	0.75%	39.47%	38.92%
2022	29		37.44	38.49	1,125	0.17%	0.35%	0.75%	(33.78)%	(34.05)%
2021	31		56.55	58.37	1,839	0.00%	0.35%	0.75%	22.47%	21.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Forty Portfolio, Service Shares
2025	5	$135.29	$127.83	$685	0.00%	0.35%	0.65%	17.45%	17.10%
2024	6	115.19	109.17	629	0.01%	0.35%	0.65%	27.69%	27.30%
2023	6	90.21	85.75	506	0.13%	0.35%	0.65%	39.17%	38.75%
2022	6	64.82	61.80	382	0.05%	0.35%	0.65%	(33.96)%	(34.16)%
2021	6	98.16	93.87	585	0.00%	0.35%	0.65%	22.17%	21.81%
Janus Henderson VIT Global Research Portfolio, Institutional Shares
2025	84	33.97	28.53	2,563	0.58%	0.35%	0.75%	20.50%	20.01%
2024	88	28.19	23.77	2,240	0.74%	0.35%	0.75%	23.15%	22.65%
2023	96	22.89	19.38	1,965	0.93%	0.35%	0.75%	26.34%	25.83%
2022	99	18.12	15.40	1,612	1.53%	0.35%	0.75%	(19.69)%	(20.01)%
2021	104	22.56	19.25	2,122	0.53%	0.35%	0.75%	17.21%	17.68%
Janus Henderson VIT Overseas Portfolio, Service Shares
2025	10	51.19	48.27	502	1.34%	0.35%	0.65%	28.13%	27.75%
2024	10	39.95	37.79	394	1.29%	0.35%	0.65%	5.21%	4.89%
2023	11	37.97	36.03	401	1.41%	0.35%	0.65%	10.20%	9.87%
2022	11	34.46	32.79	388	1.60%	0.35%	0.65%	(9.15)%	(9.43)%
2021	11	37.93	36.20	429	1.06%	0.35%	0.65%	12.55%	12.89%
MFS VIT Utilities Series, Initial Class
2025	4	84.65	85.45	310	2.90%	0.35%	0.65%	14.61%	14.26%
2024	4	73.86	74.78	275	2.30%	0.35%	0.65%	11.27%	10.93%
2023	4	66.38	67.41	264	3.49%	0.35%	0.65%	(2.45)%	(2.74)%
2022	4	68.04	69.31	293	2.37%	0.35%	0.65%	0.40%	0.10%
2021	4	67.77	69.24	298	1.70%	0.35%	0.65%	13.35%	13.69%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged), Administrative Class
2025	11	$-	$-	$226	4.53%	0.00%	0.00%	0.00%	0.00%
2024	11	16.56	21.16	197	3.53%	0.35%	0.65%	(0.85)%	(1.15)%
2023	11	16.70	21.41	211	2.25%	0.35%	0.65%	4.89%	4.58%
2022	12	15.92	20.47	217	1.44%	0.35%	0.65%	(11.31)%	(11.58)%
2021	12	17.96	23.15	242	4.93%	0.35%	0.65%	(4.78)%	(4.49)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.         SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.